Financial Instruments and Risk Management - Summary of Sensitivity of Fair Value to Significant Unobservable Inputs (Details) - Level 3	Dec. 31, 2023
Warrant Liability
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value of significant unobservable inputs	134,270,000
Warrant Liability | Ordinary Share Price
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Percentage of reasonably possible +5% increase in unobservable input	5.00%
Percentage of reasonably possible -5% decrease in unobservable input	5.00%
Warrant Liability | Ordinary Share Price | Sensitivity Analysis, +5%
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value of significant unobservable inputs	147,157,000
Warrant Liability | Ordinary Share Price | Sensitivity Analysis, -5%
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value of significant unobservable inputs	121,408,000
Warrant Liability | Ordinary Share Volatility
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Percentage of reasonably possible +5% increase in unobservable input	5.00%
Percentage of reasonably possible -5% decrease in unobservable input	5.00%
Warrant Liability | Ordinary Share Volatility | Sensitivity Analysis, +5%
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value of significant unobservable inputs	135,496,000
Warrant Liability | Ordinary Share Volatility | Sensitivity Analysis, -5%
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value of significant unobservable inputs	133,547,000
Private Placement Derivative
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value of significant unobservable inputs	2,640,759,000
Private Placement Derivative | Ordinary Share Price
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Percentage of reasonably possible +5% increase in unobservable input	5.00%
Percentage of reasonably possible -5% decrease in unobservable input	5.00%
Private Placement Derivative | Ordinary Share Price | Sensitivity Analysis, +5%
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value of significant unobservable inputs	2,842,062,000
Private Placement Derivative | Ordinary Share Price | Sensitivity Analysis, -5%
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value of significant unobservable inputs	2,439,916,000
Private Placement Derivative | Ordinary Share Volatility
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Percentage of reasonably possible +5% increase in unobservable input	5.00%
Percentage of reasonably possible -5% decrease in unobservable input	5.00%
Private Placement Derivative | Ordinary Share Volatility | Sensitivity Analysis, +5%
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value of significant unobservable inputs	2,643,261,000
Private Placement Derivative | Ordinary Share Volatility | Sensitivity Analysis, -5%
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value of significant unobservable inputs	2,639,454,000